Matthews Asia Value Fund	March 31, 2020

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 73.7%

	Shares	Value
CHINA/HONG KONG: 26.2%
CK Hutchison Holdings, Ltd.	126,500	$843,143
China Mobile, Ltd.	73,500	550,830
China Isotope & Radiation Corp.	185,200	463,439
Prosus N.V.[b]	5,563	385,453
China National Accord Medicines Corp., Ltd. B Shares	101,807	260,500
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	196,000	246,050
Alibaba Group Holding, Ltd. ADR[b]	1,200	233,376
Anhui Gujing Distillery Co., Ltd. B Shares	14,500	113,706

Total China/Hong Kong		3,096,497

SOUTH KOREA: 15.5%
NAVER Corp.	3,859	536,534
Geumhwa PSC Co., Ltd.	20,736	407,183
Shinyoung Securities Co., Ltd.	10,318	388,595
Hyundai Greenfood Co., Ltd.	46,750	251,529
Young Poong Corp.	627	246,474

Total South Korea		1,830,315

SWITZERLAND: 8.5%
Cie Financiere Richemont SA	18,910	1,010,813

Total Switzerland		1,010,813

JAPAN: 8.5%
Asante, Inc.	17,700	249,370
Medikit Co., Ltd.	8,400	237,670
YAMADA Consulting Group Co., Ltd.	22,100	194,493
San-A Co., Ltd.	4,200	174,725
Gakujo Co., Ltd.	12,500	150,028

Total Japan		1,006,286

SINGAPORE: 7.4%
Straits Trading Co., Ltd.	464,900	505,681
Haw Par Corp., Ltd.	51,900	374,721

Total Singapore		880,402

INDIA: 6.0%
Bharti Infratel, Ltd.	278,257	582,861
Wipro, Ltd.	46,474	120,899

Total India		703,760

	Shares	Value
TAIWAN: 1.6%
P-Duke Technology Co., Ltd.	95,500	$186,523
Total Taiwan		186,523

TOTAL COMMON EQUITIES		8,714,596

(Cost $10,640,387)

PREFERRED EQUITIES: 10.1%
SOUTH KOREA: 10.1%
Hyundai Motor Co., Ltd., 2nd Pfd.	8,095	374,668
Samsung Electronics Co., Ltd., Pfd.	10,917	355,759
Samsung SDI Co., Ltd., Pfd.	2,965	320,789
Samsung Fire & Marine Insurance Co., Ltd., Pfd.	1,497	136,883

Total South Korea		1,188,099

TOTAL PREFERRED EQUITIES		1,188,099

(Cost $1,520,540)

TOTAL INVESTMENTS: 83.8%		9,902,695
(Cost $12,160,927)

CASH AND OTHER ASSETS, LESS LIABILITIES: 16.2%		1,920,278

NET ASSETS: 100.0%		$11,822,973

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

ADR	American Depositary Receipt

Pfd.	Preferred

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

1	MATTHEWS ASIA FUNDS